Deposits - Maturities of Time Deposits Outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
2018	$ 27,158
2019	2,712
2020	1,570
2021	1,226
2022	685
Thereafter	5
Total	$ 33,356	$ 30,465